Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Disclosure of significant accounting policies [abstract]
Statement of compliance
a.	Statement of compliance
The condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The condensed consolidated financial statements are not subject to qualification relating to the application of IFRSs as issued by IASB.

Basis of preparation
b.	Basis of preparation
The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments and other payable arising from cash-settled share-based payment arrangements which are measured at fair value.

Basis of consolidation
c.	Basis of consolidation
The condensed consolidated financial statements include the financial statements of the ASLAN Cayman and its subsidiaries. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.
All intragroup transactions, balances, income and expenses are eliminated in full upon consolidation.

Other significant accounting policies
d.	Other significant accounting policies
Refer to the summary of significant accounting policies for the consolidated financial statements for the year ended December 31, 2019, unless otherwise stated below.
Taxation
Income tax expense represents the sum of the tax currently payable and deferred tax. Interim period income taxes are assessed on an annual basis and calculated by applying to an interim period’s pre-tax
income the tax rate that would be applicable to expected total annual earnings.